Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet information regarding entities accounted for as discontinued operations
Inventories	$ 48,203	$ 107,659
Other assets	32,919	65,201
Total assets	81,122	172,860
Floor plan	44,869	96,460
Other liabilities	10,951	27,140
Total liabilities	$ 55,820	$ 123,600